June 7, 1999
Dear Shareholder,

Continued economic expansion has contributed to healthy returns for U.S. equity investors over the past six months. Led by low inflation and high consumer confidence, the stock market continued to rise over the past six months. As a result, the Dow Jones Industrial Average, a widely followed stock market indicator, closed at over 10,000 points for the first time ever on March 29, 1999.
         During the past few months we have seen a resurgence of value-style stocks - a style Delaware Investments is well recognized for. The S&P Barra Value Index, an index of S&P 500 stocks with low price-to-book ratios, provided a 13.60% return for the six month period ended May 31, 1999. For this period, it outperformed the 11.44% return of the S&P Barra Growth Index, which tracks the performance of stocks in the S&P 500 Index that have higher price-to-book ratios. While a battle for market leadership could continue throughout the remainder of 1999, we believe the resurgence of value-orientated investing suggests we are in the early stages of what could be a more prolonged value cycle.
         In light of recent favorable market conditions, particularly for value style stocks, we are pleased to present you with the 1999 semi-annual report for Delaware's Diversified Value, Mid-Cap Value, Retirement Income and Small Cap Contrarian Funds. To provide a wider range of value-style investment opportunities, we opened the Mid-Cap Value and Small Cap Contrarian Funds on December 29, 1998.
         Diversified Value Fund, which seeks capital appreciation with current income as a secondary objective, performed well during the period. The Fund provided a 11.68% return (Class A shares at NAV with all distributions reinvested) for the six-month period ended May 31, 1999, outpacing the 11.04% average return of its peers in the Growth and Income fund category (according to Lipper Analytical Services).
         One of our newest funds, Small Cap Contrarian Fund, took advantage of attractive opportunities that abound in small company stocks. Since its inception on December 29, 1998, the Fund returned a robust 14.00% (Class A shares at NAV with all distributions reinvested), significantly outperforming the average returns of its peers in the Small-Cap fund category (according to Lipper Analytical Services) and its benchmark index, the Russell 2000 Index. Full performance information can be found on page 3. The Fund seeks to provide long-term capital appreciation by investing in small company stocks that we believe to be undervalued.
         Retirement Income Fund, which seeks to achieve high current income with the potential for capital appreciation, returned 8.29% (for Class A shares at NAV with all distributions reinvested) for the period, substantially outperforming its peers in the Income fund category (according to Lipper Analytical Services).

         Mid-Cap Value Fund did not benefit from the recent market conditions to the extent of the other funds covered in this report. The Fund provided a 3.77% (Class A shares at NAV with all distributions reinvested) return since its inception on 12/29/98. We do, however, see future potential in medium-sized companies. Mid-sized companies are, in our opinion, large enough to be established as successful businesses, yet small enough that we see attractive growth potential.
         We expect the remainder of 1999 to be a time of cautious optimism. We believe the economy will continue on an upward trend, although at a less robust rate than the past few years. Despite speculation that the Federal Reserve Board may raise interest rates to slow growth and curb a possible inflationary spurt, we expect the economy will continue to grow. Worker productivity is on the rise, corporate profits continue to increase and GDP rose 4.1% during the first quarter of 1999 (Source: Bloomberg Business News). Looking ahead to the second half of 1999, we believe equity market appreciation will continue to broaden to include more small and undervalued companies. We believe such changes should put Delaware Investments' value-style funds in an attractive position for strong performance going forward.




Sincerely,

Wayne A. Stork
Director,
Delaware Investments Family of Funds
Chairman,
Delaware Management Holdings, Inc.

David K. Downes
Executive Vice President and
Chief Operating Officer
Delaware Investments Family of Funds

Christopher S. Beck
Delaware Management Company
Mid-Cap Value Fund
Small Cap Contrarian Fund

J. Paul Dokas
Delaware Management Company
Diversified Value Fund

Michael Dugan
Delaware Management Company
Retirement Income Fund

Gerald T. Nichols
Delaware Management Company
Retirement Income Fund


This semi-annual report is for the information of Diversified Value Fund, Mid-Cap Value Fund, Retirement Income Fund and Small Cap Contrarian Fund shareholders only. The current prospectus for each Fund sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read any prospectus carefully before you invest or send money.


CUMULATIVE TOTAL RETURN
------------------------------------------------------------------------------------------------------
                                                       Six Months Ended       One Year        Lifetime
                                                         May 31, 1999
------------------------------------------------------------------------------------------------------
Diversified Value Fund A Class (Est. 9/14/98)               +11.68%                            +32.76%
Lipper Growth and Income Fund Average (888 funds)           +11.04%                            +30.85%
Standard & Poor's 500 Stock Index                           +12.60%                            +36.29%
------------------------------------------------------------------------------------------------------
Retirement Income Fund A Class (Est. 12/2/96)                +8.29%             +5.55%         +16.95%
Lipper Income Fund Average (97 Funds)                        +4.09%             +5.56%         +11.38%
Standard & Poor's 500 Stock Index                           +12.60%            +22.76%         +30.01%
------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund A Class (Est. 12/29/98)                                                      +3.77%
Lipper Mid-Cap Fund Average (407 Funds)                                                         +5.92%
Russell Mid-Cap Value Index                                                                     +6.50%
------------------------------------------------------------------------------------------------------
Small-Cap Contrarian Fund A Class (Est. 12/29/98)                                              +14.00%
Lipper Small-Cap Fund Average (761 Funds)                                                       +1.78%
Russell 2000 Index                                                                              +4.56%
------------------------------------------------------------------------------------------------------

The results shown above are based on net asset value and assume reinvestment of distributions. The returns and value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. The unmanaged Standard & Poor's 500 Stock Index is a measure of large capitalization domestic stocks. The unmanaged Russell 2000 Index is a measure of small company stocks. The unmanaged Russell Mid-Cap Value Index contains stocks from the Russell Mid-Cap Index with less-than-average growth orientation. It is not possible to invest directly in any index. Past performance does not guarantee future results.
This information is for shareholder use only.

DELAWARE GROUP EQUITY FUNDS II, INC.
DIVERSIFIED VALUE FUND
STATEMENT OF NET ASSETS

MAY 31, 1999

(Unaudited)
                                                      Number          Market
                                                     of Shares        Value
                                                     ----------     ----------
COMMON STOCK-100.19%
Aerospace & Defense-2.75%
Allied-Signal                                           300         $ 17,419
General Dynamics                                        300           19,725
Northrop Grumman                                        200           13,500
United Technologies                                     300           18,618
                                                                    --------
                                                                      69,262
                                                                    --------

Automobiles & Auto Parts-3.70%
Delphi Automotive Systems                               559           10,972
Ford Motor                                              300           17,119
General Motors                                          800           55,200
Meritor Automotive                                      400            9,750
                                                                    --------
                                                                      93,041
                                                                    --------
Banking & Finance-20.95%
American Express                                        200           24,238
Bank of America                                       1,000           64,687
Chase Manhattan                                         700           50,750
Citigroup                                             1,300           86,125
Countrywide Credit Industries                           300           12,338
Federal Home Loan                                     1,000           58,313
First Union                                             500           23,031
Fleet Financial Group                                   900           37,013
GreenPoint Financial                                    200            6,900
Merrill Lynch & Company                                 300           25,200
Morgan (J.P.)                                           200           27,863
Morgan Stanley Dean Witter                              200           19,300
Old Kent Financial                                      200            8,988
Popular                                                 300            9,244
U.S. Bancorp                                            900           29,250
Wells Fargo                                           1,100           44,000
                                                                    --------
                                                                     527,240
                                                                    --------

Buildings & Materials-1.34%
Carlisle Companies                                      100            4,675
Centex                                                  200            7,413
Johns Manville                                          500            6,563
Lafarge                                                 200            6,688
York International                                      200            8,438
                                                                    --------
                                                                      33,777
                                                                    --------

DIVERSIFIED VALUE FUND
STATEMENT OF NET ASSETS (Continued)
                                                   Number           Market
                                                 of Shares          Value
                                                 ---------         --------

 Cable, Media & Publishing-5.40%
 CBS                                                300            $12,525
*ChrisCraft Industries                              203              9,363
 Donnelley & Sons                                   400             14,500
 KnightRidder                                       300             15,806
*MetroGoldwynMayer                                  600              9,300
 New York Times                                     200              6,825
 The News Corporation                               400             13,275
 Time Warner                                        400             27,225
*Viacom Class B                                     700             26,950
                                                                 ---------
                                                                   135,769
                                                                 ---------

 Chemicals-3.59%
 Air Products & Chemicals                           300             12,300
 Dow Chemical                                       100             12,150
 DuPont(E.I.)deNemours                              500             32,719
 Nalco Chemical                                     200              6,700
 Praxair                                            400             19,525
 Witco                                              400              7,000
                                                                 ---------
                                                                    90,394
                                                                 ---------

 Computers & Technology-4.76%
 Computer Associates International                  300             14,194
 International Business Machines                    800             93,050
*Oracle                                             500             12,391
                                                                 ---------
                                                                   119,635
                                                                 ---------

 Electronics & Electrical Equipment-3.33%
 Intel                                              900             48,769
 Rockwell International                             400             22,075
 Whirlpool                                          200             12,900
                                                                 ---------
                                                                    83,744
                                                                 ---------
 Energy-10.60%
 Ashland                                            200              8,150
 Chevron                                            600             55,613
 Coastal                                            400             15,425
 El Paso Energy                                     400             14,425
 Exxon                                              800             63,900
 Kerr-McGee                                         300             13,950
 Mobil                                              400             40,500
 Phillips Petroleum                                 100              5,244
 Texaco                                             500             32,750
 Transocean Offshore                                200              4,925
 Unocal                                             300             11,925
                                                                 ---------
                                                                   266,807
                                                                 ---------

 DIVERSIFIED VALUE FUND
 STATEMENT OF NET ASSETS (Continued)
                                                     Number           Market
                                                    of Shares          Value
                                                    ---------       ---------

 Environmental Services-1.13%
 Honeywell                                            300            $28,388
                                                                    --------
                                                                      28,388
                                                                    --------

 Food, Beverage & Tobacco-3.57%
 Anheuser Busch                                       400             29,225
 ConAgra                                              600             15,637
 General Mills                                        200             16,075
 IBP                                                  300              6,431
 Philip Morris                                        300             11,569
*Suiza Foods                                          100              3,663
 SUPERVALU                                            300              7,275
                                                                    --------
                                                                      89,875
                                                                    --------

 Healthcare & Pharmaceuticals-2.21%
 Abbott Laboratories                                  300             13,555
 Bergen Brunswig Class A                              300              6,600
 Merck & Company                                      400             27,000
*PacifiCare Health Systems Class B                    100              8,634
                                                                    --------
                                                                      55,789
                                                                    --------

 Industrial Machinery-1.64%
 Black & Decker                                       200             11,388
 IngersollRand                                        400             25,475
 Pentair                                              100              4,413
                                                                    --------
                                                                      41,276
                                                                    --------

 Insurance-6.71%
 Aetna                                                200             18,163
 AFLAC                                                400             20,400
 Allstate                                             900             32,793
 American International Group                         300             34,294
 Cigna                                                200             18,650
 Equitable                                            300             21,056
 Everest Reinsurance Holdings                         300              9,863
 JeffersonPilot                                       200             13,538
                                                                    --------
                                                                     168,757
                                                                    --------

 Metals & Mining-1.51%
 ALCOA                                                400             22,000
 Barrick Gold                                         400              6,900
 Phelps Dodge                                         100              5,181
 Worthington Industries                               300              3,852
                                                                    --------
                                                                      37,933
                                                                    --------

 DIVERSIFIED VALUE FUND
 STATEMENT OF NET ASSETS (Continued)
                                               Number           Market
                                              of Shares          Value
                                             -----------       ---------


 Paper & Forest Products-2.70%
 Georgia-Pacific                                 300            $25,931
 International Paper                             200             10,000
 Temple-Inland                                   200             13,400
 Weyerhaeuser                                    300             18,619
                                                               --------
                                                                 67,950
                                                               --------

 Real Estate-0.88%
 AMB Property                                    300              6,750
 Crescent Real Estate Equity                     300              6,918
 Equity Office Properties Trust                  300              8,475
                                                               --------
                                                                 22,143
                                                               --------

 Retail-3.24%
 American Stores     .                           700             23,100
*Brinker International                           200              5,612
 Dillard                                         200              7,025
 Sears,Roebuck                                   700             33,469
 Sherwin-Williams                                400             12,325
                                                               --------
                                                                 81,531
                                                               --------

 Telecommunications-13.57%
 ALLTEL                                          200             14,337
 Ameritech                                       600             39,488
 AT&T                                          1,100             61,050
 BellSouth                                       600             28,313
*General Instrument                              200              7,738
 GTE                                           1,100             69,369
 MCI Worldcom                                    600             51,806
 SBC Communications                              600             30,674
 Sprint                                          200             22,550
 U.S.West                                        300             16,219
                                                               --------
                                                                341,544
                                                               --------

 Textiles, Apparel & Furniture-0.36%
 Miller (Herman)                                 200              4,031
 Shaw Industries                                 300              5,062
                                                               --------
                                                                  9,093
                                                               --------

 Transportation & Shipping-2.50%
 Delta Air Lines                                 200             11,474
 Union Pacific                                   900             51,356
                                                               --------
                                                                 62,830
                                                               --------

 DIVERSIFIED VALUE FUND
 STATEMENT OF NET ASSETS (Continued)
                                                        Number           Market
                                                       of Shares         Value
                                                     -----------      ----------
Utilities-3.75%
Allegheny Energy                                         300            $10,462
Central & South West                                     600             15,450
Energy East                                              400             11,100
Entergy                                                  300              9,731
Public Service Enterprise Group                          600             25,162
Texas Utilities                                          500             22,500
                                                                      ---------
                                                                         94,405
                                                                      ---------
Total Common Stock (cost $2,250,514)                                  2,521,183




                                                      Principal          Market
                                                        Amount           Value
                                                     -----------      ----------

REPURCHASE AGREEMENT-0.08%
With Chase Manhattan 4.78% 6/1/99
   (dated 5/31/99, collateralized by $200
   U.S. Treasury Notes 5.50% due 2/28/03, market
   value $248 and $200 U.S. Treasury Notes 6.25%
   due 2/28/02, market value $167 and $300
   U.S. Treasury Notes 7.50% due 5/15/02, market
   value $276)                                          $700                700
With PaineWebber 4.78% 6/1/99
   (dated 5/31/99, collateralized by $100
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $137 and $300 U.S. Treasury
   Notes 6.25% due 1/31/02, market value $272 and
   $300 U.S. Treasury Notes 6.375% due 5/15/00,
   market value $266)                                    700                700
With Prudential 4.75% 6/1/99
   (dated 5/31/99, collateralized by $600
   U.S. Treasury Notes 15.75% due 11/15/01,
   market value $675)                                    600                600

                                                                     ----------
Total Repurchase Agreement (cost $2,000)                                  2,000
                                                                     ----------


TOTAL MARKET VALUE OF SECURITIES-100.27%
(cost $2,252,514)                                                    $2,523,183
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.27%)                  (6,671)
                                                                     ----------
NET ASSETS APPLICABLE TO 237,389 SHARES
($.01 PAR VALUE) OUTSTANDING  100.00%                                $2,516,512
                                                                     ==========

DIVERSIFIED VALUE FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE  DIVERSIFIED VALUE FUND A CLASS
($10.60 /1 share)                                                         $10.60
                                                                          ======

NET ASSET VALUE  DIVERSIFIED VALUE FUND INSTITUTIONAL CLASS
($2,516,501 /237,388 shares)                                              $10.60
                                                                          ======




COMPONENTS OF NET ASSETS AT MAY 31, 1999
Common stock $.01 par value, 200,000,000 shares
authorized with 100,000,000 shares allocated to the
Diversified Value Fund A Class, 25,000,000 shares
allocated to the Diversified Value Fund B Class,
25,000,000 shares allocated to the Diversified Value
Fund C Class, 50,000,000 shares allocated to the
Diversified Value Fund Institutional Class                            $2,020,488
Undistributed net investment income                                       11,377
Accumulated net realized gain on investments                             213,978
Net unrealized appreciation of investments                               270,669
                                                                      ----------
Total Net Assets                                                      $2,516,512
                                                                      ==========




*Non-income producing security.
 Top 10 holdings, representing 26.19% of net assets, are in bold face.
--------------------------------------------------------------------------------


 NET ASSET VALUE AND OFFERING PRICE PER SHARE
 DIVERSIFIED VALUE FUND A CLASS
 Net asset value A Class (A)                                              $10.60
 Sales charge (5.75% of offering price or 6.13% of the amount
 invested per share) (B)                                                    0.65
                                                                          ------
 Offering price                                                           $11.25
                                                                          ======

  -------------------------------------------
  (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
  (B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.
  See Notes to Financial Statements for change in frontend sales charge effective November 2, 1998.





                            See accompanying notes

DELAWARE GROUP EQUITY FUNDS II, INC.
DIVERSIFIED VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends                                                                       $ 22,502
Interest                                                                             348             $ 22,850
                                                                                --------             --------

EXPENSES:
Management fees                                                                    7,730
Registration fees                                                                  2,049
Custodian fees                                                                     1,460
Reports and statements to shareholders                                             1,002
Dividend disbursing and transfer agent fees and expenses                             662
Accounting and administration                                                        437
Directors' fees                                                                      397
Professional fees                                                                    295
Taxes (other than taxes on income)                                                   117
Other                                                                                192               14,341
                                                                                --------            ---------

Less expenses absorbed or waived by Delaware Management Company                                        (5,403)
Less expenses paid indirectly                                                                             (40)
                                                                                                    ---------
Total expenses                                                                                          8,898
                                                                                                    ---------
NET INVESTMENT INCOME                                                                                  13,952
                                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments                                                                      213,980
Net change in unrealized appreciation of
   investments                                                                                         44,753
                                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                                     258,733
                                                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                  $ 272,685
                                                                                                    =========

________________________


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II, INC.
DIVERSIFIED VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Six Months       9/15/1998*
                                                                   Ended              To
                                                                  5/31/99          11/31/98
                                                                (Unaudited)
                                                               -----------       -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $ 13,952           $ 6,131
Net realized gain on investments                                   213,980            11,763
Net change in unrealized appreciation of investments                44,753           225,916
                                                               -----------       -----------
Net increase in net assets resulting from operations               272,685           243,810
                                                               -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Institutional Class                                              (8,706)                -

Net realized gain from security transactions:
   Institutional Class                                             (11,765)                -
                                                               -----------       -----------
                                                                   (20,471)                -
                                                               -----------       -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                               -                 9
   Institutional Class                                                   -         2,000,008
                                                               -----------       -----------
                                                                         -         2,000,017
                                                               -----------       -----------
Net asset value of shares issued upon
   reinvestment of distributions from
   net realized gain on investments:
   Institutional Class                                              20,471                 -
                                                               -----------       -----------
                                                                    20,471                 -
                                                               -----------       -----------
Increase in net assets derived from capital
   share transactions                                               20,471         2,000,017
                                                               -----------       -----------


NET INCREASE IN NET ASSETS                                         272,685         2,243,827

NET ASSETS:
Beginning of period                                              2,243,827                 -
                                                               -----------       -----------
End of period                                                  $ 2,516,512       $ 2,243,827
                                                               ===========       ===========

__________________________________________________
*  Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II, INC.
DIVERSIFIED VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                                         Diversified Value Fund Institutional Class
                                                                      ------------------------------------------------
                                                                        Six Months                        9/15/98(1)
                                                                           Ended                              to
                                                                          5/31/99                          11/30/98
                                                                        (Unaudited)
                                                                        -----------                       -----------
Net asset value, beginning of period                                      $  9.540                           $ 8.500

Income from investment operations:
   Net investment income                                                     0.059                             0.026
   Net realized and unrealized gain on investments                           1.088                             1.014
                                                                          --------                           -------
   Total from investment operations                                          1.147                             1.040
                                                                          --------                           -------

Less dividends and distributions:
Dividends from net investment income                                        (0.037)                                -
Distributions from net realized gain on investments                         (0.050)                                -
                                                                          --------                           -------
Total dividends and distributions                                           (0.087)                                -
                                                                          --------                           -------

Net asset value, end of period                                            $ 10.600                           $ 9.540
                                                                          ========                           =======
Total return(3)                                                              11.68%                            12.24%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                               $  2,517                           $ 2,244
    Ratio of expenses to average net assets                                   0.75%(2)                          0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                  1.20%(2)                          1.24%
    Ratio of net investment income to average net assets                      1.17%(2)                          1.41%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                       0.72%(2)                          0.92%
    Portfolio turnover                                                         142%                               74%

------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Annualized
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of the sales charge.


As of May 31,1999, the A Class had one share outstanding, representing the initial seed purchase. Data for this class is excluded because the data is not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II, INC.
DIVERSIFIED VALUE FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
(Unaudited)

Delaware Group Equity Funds II, Inc. (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers five series: the Decatur Equity Income Fund, the Growth & Income Fund, the Blue Chip Fund, the Social Awareness Fund and the Diversified Value Fund. These financial statements and related notes pertain to the Diversified Value Fund (the "Fund"). The Fund offers four classes of shares. The Diversified Value Fund A Class carries a front-end sales charge of 5.75%. The Diversified Value Fund B Class carries a back-end deferred sales charge. The Diversified Value Fund C Class carries a level load deferred sales charge and the Diversified Value Fund Institutional Class has no sales charge. As of May 31, 1999 only the A and Institutional Classes have commenced operations.

The objective of the Fund is capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $27 for the six months ended May 31, 1999. The Fund may receive earnings credit used to offset custody fees when positive balances are maintained at the custodian. These credits were $13 for the six months ended May 31, 1999. The "soft dollar" reimbursement and the earnings credit are combined as expenses paid indirectly in the Statement of Operations.


2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company ("DMC"), the Investment Manager of the Fund, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion. At May 31, 1999, the Fund had a liability for other expenses payable to DMC of $31.

DMC has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through July 31, 1999.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $169.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. At May 31, 1999, the Fund had a payable for distribution fees and other expenses payable to DDLP of $47.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.


3. Investments

During the six months ended May 31, 1999, the Fund made purchases of $1,700,775 and sales of $1,673,956 of investment securities other than U.S. government securities and temporary cash investments.

The cost of investments for federal income tax purposes approximates cost for book purposes. At May 31, 1999, the aggregate cost of securities was $2,252,514.

At May 31, 1999, the net unrealized appreciation was $270,669 of which $297,598 related to unrealized appreciation of securities and $26,929 related to unrealized depreciation of securities.

4.  Capital Stock

                                                                     Six Months                     9/15/1998*
                                                                       Ended                            to
                                                                      5/31/99                        11/30/98
                                                                    (Unaudited)
                                                                    -----------                     ----------
Shares sold:
   Diversified Value A Class                                                  -                              1
   Diversified Value Institutional Class                                      -                        235,295
                                                                    -----------                     ----------
                                                                              -                        235,296

Shares issued upon reinvestment of dividends from
net investment income and net realized gains from
security transactions:
   Diversified Value Institutional Class                                  2,093                              -
                                                                    -----------                     ----------
                                                                          2,093                        235,296
                                                                    -----------                     ----------


Net Increase                                                              2,093                        235,296
                                                                    ===========                     ==========

*  Commencement of operations

Proxy Results
(Unaudited)

For the period ended May 31, 1999, the Delaware Group Equity Funds II, Inc. shareholders voted on the following proposals at the annual meeting of shareholders on December 21, 1998. The description of each proposal and number of shares voted are as follows:



                                              Shares              Shares Voted
                                              Voted               Withheld
                                              For                 Authority
                                              -----------         ------------

1. To elect the Fund's Board of Directors:

   Jeffrey J. Nick                            120,048,642         10,795,652
   Walter P. Babich                           120,063,759         10,780,535
   John H. Durham                             120,200,558         10,643,736
   Anthony D. Knerr                           120,239,747         10,604,547
   Ann R. Leven                               120,273,627         10,570,667
   Thomas F. Madison                          120,229,855         10,614,439
   Charles E. Peck                            120,200,223         10,644,071
   Wayne A. Stork                             120,203,878         10,640,416
   Jan L.Yeomans                              120,291,396         10,552,898



2. To approve a new investment management agreement with Delaware Management Company for the Fund

              Shares              Shares                 Shares
              Voted               Voted                  Voted
              For                 Against                Abstain
              -------             -------                -------
              235,294                   -                      -

 DELAWARE GROUP EQUITY FUNDS V, INC.-
 SMALL CAP CONTRARIAN FUND
 STATEMENT OF NET ASSETS
 May 31, 1999
 (Unaudited)
                                                     Number        Market
                                                    of Shares       Value
                                                    ---------      -------

 COMMON STOCK - 91.63%
 Aerospace & Defense - 3.05%
 Cordant Technologies                                   800        $38,800
*Triumph Group                                        1,000         30,625
                                                                  --------
                                                                    69,425
                                                                  --------
 Automobiles & Automotive Parts - 2.91%
 Borg-Warner Automotive                                 600         33,262
 CLARCOR                                              1,800         33,075
                                                                  --------
                                                                    66,337
                                                                  --------
 Banking, Finance & Insurance- 14.15%
*Avis Rent-A-Car                                      1,200         34,425
 FNB                                                  1,155         31,041
 Everest Reinsurance Holdings                         1,000         32,875
*Farm Family Holdings                                 1,100         37,950
*Golden State Bancorp                                 1,700         41,756
 Harleysville Group                                   1,500         29,062
 Horace Mann Educators                                1,900         49,163
 Provident Bankshares                                 1,470         34,086
 Republic Bancorp                                     2,500         32,109
                                                                  --------
                                                                   322,467
                                                                  --------
 Cable, Media & Publishing - 2.31%
*Carmike Cinemas-Class A                              1,400         24,587
*World Color Press                                    1,100         28,050
                                                                  --------
                                                                    52,637
                                                                  --------
 Chemicals - 3.14%
 Crompton & Knowles                                   1,600         28,900
 Hanna (M.A.)                                         2,900         42,775
                                                                  --------
                                                                    71,675
                                                                  --------
 Electronics & Electrical Equipment - 5.24%
 AVX                                                  1,900         38,831
 Cohu                                                 1,300         38,756
*Kemet                                                2,600         41,762
                                                                  --------
                                                                   119,349
                                                                  --------

 Energy - 10.51%

 SMALL CAP CONTRARIAN FUND
 STATEMENT OF NET ASSETS (Continued)
                                                     Number          Market
                                                   of Shares          Value
                                                   ---------        -------
 BJ Services                                         1,300          $35,831
*Cooper Cameron                                        900           32,569
 Helmerich & Payne                                   1,100           25,644
 New Jersey Resources                                  500           18,875
 NUI                                                   800           19,900
*Oceaneering International                           1,700           26,244
 Oneok                                                 500           15,000
 Santa Fe International                              1,700           34,425
*Veritas DGC                                         1,700           31,025
                                                                   --------
                                                                    239,513
                                                                   --------
 Food, Beverage & Tobacco - 5.40%
*CKE Restaurants                                     1,500           27,563
 Dole Food                                           1,000           30,687
 Richfood Holdings                                   2,200           28,188
 Universal Foods                                     1,600           36,700
                                                                   --------
                                                                    123,138
                                                                   --------
 Healthcare & Pharmaceuticals - 1.00%
*Sierra Health Services                              1,500           22,875
                                                                   --------
                                                                     22,875
                                                                   --------
 Industrial Machinery - 7.87%
 Columbus McKinnon                                   1,600           39,950
 IDEX                                                1,200           33,975
 Precision Castparts                                   900           36,450
 Regal-Beloit                                        1,300           30,225
 United Dominion Industries                          1,500           38,906
                                                                   --------
                                                                    179,506
                                                                   --------
 Metals & Mining - 4.80%
*Bethlehem Steel                                     2,800           23,275
*Freeport-McMoRan Copper & Gold Class B              2,000           28,250
 LTV                                                 2,900           17,762
 Texas Industries                                    1,100           40,013
                                                                   --------
                                                                    109,300
                                                                   --------
 Paper & Forest Products - 1.38%
 Caraustar Industries                                1,200           31,537
                                                                   --------
                                                                     31,537
                                                                   --------
 REITS - 9.13%
 Cabot Industrial Trust                              2,100           45,150
 Chateau Communities                                 1,300           39,244
 Meristar Hospitality                                1,700           37,187
 Pan Pacific Retail Properties                       2,100           41,738
 Prentiss Properties Trust                           1,900           44,888
                                                                   --------
                                                                    208,207
                                                                   --------

 SMALL CAP CONTRARIAN FUND
 STATEMENT OF NET ASSETS (Continued)
                                                    Number            Market
                                                   of Shares           Value
                                                   ---------          -------
 Casey's General Stores                             2,200             $29,494
*Discount Auto Parts                                  900              22,275
 Great Atlantic & Pacific Tea                         700              22,925
*Michael Stores                                     1,700              45,581
 Pier 1 Imports                                     3,200              35,400
                                                                    ---------
                                                                      155,675
                                                                    ---------

 Textiles, Apparel & Furniture - 4.31%
*Furniture Brands International                     1,400              33,950
 Kellwood                                           1,200              28,500
 Spring Industries Class A                            900              35,663
                                                                    ---------
                                                                       98,113
                                                                    ---------

 Transportation & Shipping - 4.76%
 Alexander & Baldwin                                1,400              31,675
 CNF Transportation                                   900              37,350
 US Freightways                                     1,000              39,469
                                                                    ---------
                                                                      108,494
                                                                    ---------

 Utilities - 2.38%
 Rochester Gas & Electric                             900              25,144
 Sierra Pacific Resources                             800              29,100
                                                                    ---------
                                                                       54,244
                                                                    ---------

 Miscellaneous - 2.46%
*Metamor Worldwide                                    600              16,406
*NFO Worldwide                                      2,800              39,725
                                                                    ---------
                                                                       56,131
                                                                    ---------
 Total Common Stock (cost $1,857,414)                               2,088,623
                                                                    ---------


                                                        Principal
                                                         Amount
                                                        ---------
 Repurchase Agreements - 8.68%
 With Chase  Manhattan 4.78% 6/01/99 (dated 5/28/99,
 collateralized by $27,000 U.S. Treasury Notes 5.50%
 due 2/28/03, market value $27,367 and
 $24,000 U.S. Treasury Notes 6.25% due 2/28/02,
 market value $24,593 and $16,000 U.S. Treasury Notes
 7.50% due 5/15/02, market value $16,491)               $67,000        $67,000

 SMALL CAP CONTRARIAN FUND
 STATEMENT OF NET ASSETS (Continued)

                                                                                 Principal          Market
                                                                                  Amount             Value
                                                                                 ---------          -------
 With PaineWebber 4.78% 6/01/99 (dated 5/28/99,
 collateralized by $13,000 U.S. Treasury Notes 5.375%
 due 6/30/03, market value $13,565 and
 $26,000 U.S. Treasury Notes 6.25% due 1/31/02,
 market value $29,942 and $26,000 U.S. Treasury Notes
 6.375% due 5/15/00, market value $26,322)                                      $65,000             $65,000
 With Prudential Securities 4.75% 6/01/99 (dated 5/28/99,
 collateralized by $66,000 U.S. Treasury Notes 15.75%
 due 11/15/01, market value $66,846)                                             66,000              66,000
                                                                                                 ----------
 Total Repurchase Agreements (cost $198,000)                                                        198,000
                                                                                                 ----------


 TOTAL MARKET VALUE OF SECURITIES - 100.31%
 (COST $2,055,414)                                                                               $2,286,623
 LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.31%)                                           (7,178)
                                                                                                 ----------
 NET ASSETS APPLICABLE TO 235,296 SHARES ($1 PAR VALUE)
 OUTSTANDING - 100.00%                                                                           $2,279,445
                                                                                                 ==========





 NET ASSET VALUE - SMALL CAP CONTRARIAN FUND A CLASS
 ($9.69 / 1 share)                                                                                    $9.69
                                                                                                 ==========
 NET ASSET VALUE - SMALL CAP CONTRARIAN FUND INSTITUTIONAL CLASS
 ($2,279,435 / 235,295 shares)                                                                        $9.69
                                                                                                 ==========

-----------------------------------------------------------------------------------------------------------
 SMALL CAP CONTRARIAN FUND
 STATEMENT OF NET ASSETS (Continued)

 COMPONENTS OF NET ASSETS AT MAY 31, 1999:
 Common Stock, $.01 par value, 200,000,000 shares
      authorized to the Fund with 100,000,000 shares allocated to the
      Small Cap Contrarian Fund A Class, 25,000,000 shares allocated to the
      Small Cap Contrarian Fund B Class, 25,000,000 shares allocated to the
      Small Cap Contrarian Fund C Class, and 50,000,000 shares
      allocated to the Small Cap Contrarian Fund Institutional Class                             $2,000,017
 Undistributed net investment income                                                                  8,418
 Accumulated net realized gain on investments                                                        39,801
 Net unrealized appreciation of investments                                                         231,209
                                                                                                 ----------
 Total net assets                                                                                $2,279,445
                                                                                                 ==========


--------------------
 * Non-income producing security for the period ended 5/31/99
 Top ten holdings representing 18.90% of net assets, are printing in bold face.

SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE AND OFFERING PRICE PER SHARE-
SMALL CAP CONTRARIAN FUND A CLASS
Net asset value per share (A)                                             $9.69
Sales charge (5.75% of offering price, or 6.09% of
     amount invested per share) (B)                                        0.59
                                                                         ------
Offering price                                                           $10.28
                                                                         ======
----------------
(A) Net Asset Value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC.
SMALL CAP CONTRARIAN FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends                                                             $  13,137
Interest                                                                  1,743
                                                                      ---------
                                                                         14,880
                                                                      ---------
EXPENSES:
Management fees                                                           6,367
Professional fees                                                         2,260
Registration fees                                                         1,814
Accounting and administration                                             1,275
Reports and statements to shareholders                                    1,271
Taxes (other than taxes on income)                                          838
Custodian fees                                                            1,084
Dividend disbursing, transfer agent fees and other expenses                 345
Directors' fees                                                              50
Other                                                                       430
                                                                      ---------
                                                                         15,734
Less expenses waived or absorbed by Delaware Management Company          (8,568)
Less expenses paid indirectly                                              (704)
                                                                      ---------
Total expenses                                                            6,462

NET INVESTMENT INCOME                                                     8,418
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
Net realized gain on investments                                         39,801
Net change in unrealized appreciation of investments                    231,209
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS                                                     271,010
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $ 279,428
                                                                      =========



                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC.
SMALL CAP CONTRARIAN FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                              12/29/98(*)
                                                                  To
                                                                5/31/99
                                                              (Unaudited)
                                                            ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $ 8,418
Net realized gain on investments                                    39,801
Net change in unrealized appreciation of investments               231,209
                                                               -----------
Net increase in net assets resulting from operations               279,428
                                                               -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                            409
    Institutional Class                                          2,000,008
                                                               -----------
                                                                 2,000,417
                                                               -----------
Cost of shares repurchased:
    A Class                                                           (400)
    Institutional Class                                                  -
                                                               -----------
                                                                      (400)
                                                               -----------
Increase in net assets derived from capital
share transactions                                               2,000,017
                                                               -----------

NET INCREASE IN NET ASSETS                                       2,279,445

NET ASSETS:
Beginning of period                                                      -
                                                               -----------
End of period                                                  $ 2,279,445
                                                               ===========
------------------------------------
*Date of commencement of operations


                           See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC.
SMALL CAP CONTRARIAN FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                         Small Cap Contrarian Fund
                                                                                            Institutional Class
                                                                                          ----------------------
                                                                                                12/29/98(1)
                                                                                                    to
                                                                                                  5/31/99
                                                                                                (Unaudited)
                                                                                         -------------------------
Net asset value, beginning of period                                                       $              8.500

Income from investment operations:
     Net investment gain                                                                                  0.036
     Net realized and unrealized gain on investments                                                      1.154
                                                                                           ---------------------
     Total from investment operations                                                                     1.190
                                                                                           ---------------------


Net asset value, end of period                                                             $              9.690
                                                                                           =====================

Total return(2)                                                                                          14.00%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                                             $2,279
     Ratio of expenses to average net assets                                                              0.75%
     Ratio of expenses to average net assets prior to expense limitation and
       expenses paid indirectly                                                                           1.81%
     Ratio of net investment income to average net assets                                                 0.97%
     Ratio of net investment income to average net assets prior to expense
       limitation and expenses paid indirectly                                                            (.10%)
     Portfolio turnover                                                                                     58%

-------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of the sales charge.


                    See accompanying notes

On March 16, 1999, Small Cap Contrarian Fund A Class sold shares which were subsequently repurchased on March 23, 1999. This shareholder activity is not being disclosed in the Financial Highlights due to its immateriality.

DELAWARE GROUP EQUITY FUNDS V, INC.
SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (Unaudited)


Delaware Group Equity Funds V, Inc. (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers four series: the Small Cap Value Fund, the Retirement Income Fund, the Mid-Cap Value Fund, and the Small Cap Contrarian Fund. These financial statements and related notes pertain to the Small Cap Contrarian Fund (the "Fund"). The Fund offers four classes of shares. The Small Cap Contrarian Fund A Class carries a front-end sales charge of 5.75%. The Small Cap Contrarian Fund B Class carries a back-end deferred sales charge. The Small Cap Contrarian Fund C Class carries a level load deferred sales charge and the Small Cap Contrarian Fund Institutional Class has no sales charge. As of May 31, 1999, only the A and Institutional Classes have commenced operations.

The objective of the Fund is to provide long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices.

Federal Income Taxes - The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $20 for the period ended May 31, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $684 for the period ended May 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the statement of operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on average daily net assets in excess of $2,500 million, less fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution expenses, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through May 31, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $179.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive such fees through June 30,1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended May 31, 1999, the Fund made purchases of $2,293,842 and sales of $476,229 of investment securities other than U.S. government securities and temporary cash investments.

At May 31, 1999 the aggregate cost of securities for federal income tax purposes was $2,055,414.

At May 31, 1999, the net unrealized appreciation for federal income tax purposes aggregated was $231,209 of which $267,089 related to unrealized appreciation of securities and $35,880 related to unrealized depreciation of securities

4. Capital Stock
Transactions in capital stock shares were as follows:


                                                               12/29/98*
                                                                   to
                                                                5/31/99
                                                          -----------------


Shares sold:
A Class                                                                 49
Institutional Class                                                235,295
                                                          -----------------
                                                                   235,344
                                                          -----------------

Shares repurchased:
A Class                                                                (48)
                                                          -----------------
                                                                       (48)
                                                          -----------------

Net increase (decrease)                                            235,296
                                                          =================

DELAWARE GROUP EQUITY FUNDS V, INC.-
RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 1999
(Unaudited)                                                Number       Market
                                                           shares       Value
                                                           ------       ------
Common Stock - 39.44%
Aerospace and Defense - 2.61%
Lockheed Martin                                            2,000      $  80,875
                                                                      ---------
                                                                         80,875
                                                                      ---------
Automobiles and Automotive Parts - 3.21%
Delphi Automotive Systems                                    839         16,460
                                                                      ---------
General Motors                                             1,200         82,800
                                                                      ---------
                                                                         99,260
                                                                      ---------
Banking, Finance and Insurance - 10.87%
Bank of America                                            1,018         65,852
Chubb                                                      1,500        105,094
Mellon Bank                                                2,800         99,925
Summit Bancorp                                             1,600         65,500
                                                                      ---------
                                                                        336,371
                                                                      ---------
Chemicals - 1.90%
DuPont (E.I.) deNemours                                      900         58,894
                                                                      ---------
                                                                         58,894
                                                                      ---------
Telecomunications - 0.42%
Winstar Communications                                       264         13,060
                                                                      ---------
                                                                         13,060
                                                                      ---------
Energy - 1.80%
Chevron                                                      600         55,613
                                                                      ---------
                                                                         55,613
                                                                      ---------
Food, Beverage and Tobacco - 1.50%
Philip Morris                                              1,200         46,275
                                                                      ---------
                                                                         46,275
                                                                      ---------
Industrial Machinery - 3.08%
Deere & Co.                                                2,500         95,156
                                                                      ---------
                                                                         95,156
                                                                      ---------

Paper & Forest Products - 2.17%
Temple-Inland                                              1,000         67,000
                                                                      ---------
                                                                         67,000
                                                                      ---------

Real Estate - 6.39%
Corporate Office Properties                                5,500         44,000
Grove Property Trust                                       7,500         96,563
Starwood Hotels & Resorts Trust                            1,750         57,313
                                                                      ---------
                                                                        197,876
                                                                      ---------

  RETIREMENT INCOME FUND
  STATEMENT OF NET ASSETS (Continued)
  Common Stock (Continued)
                                                           Number       Market
                                                           shares       Value
                                                           ------       ------
  Transportation & Shipping - 2.19%
  Alexander & Baldwin                                      3,000     $   67,875
                                                                     ----------
                                                                         67,875
                                                                     ----------
  Miscellaneous - 3.30%
  Pitney Bowes                                             1,600        102,000
                                                                     ----------
                                                                        102,000
                                                                     ----------
  Total Common Stock (cost $1,008,324)                                1,220,255
                                                                     ----------

  CONVERTIBLE PREFERRED STOCKS - 23.73%
  Banking, Finance and Insurance - 4.39%
  Newell Financial Trust I  5.25%  12/01/27                2,600        135,850
                                                                     ----------
                                                                        135,850
                                                                     ----------
  Real Estate - 2.13%
  General Growth Properties  7.25%                         2,600         65,975
                                                                     ----------
                                                                         65,975
                                                                     ----------

  Telecomunications - 6.67%
  Comcast  3.35%                                           1,100         91,988
* Winstar Communications  PIK  7.00%                       2,000        114,500
                                                                     ----------
                                                                        206,488
                                                                     ----------
  Transportation - 1.89%
  Union Pacific Capital Trust 6.25%                        1,100         58,300
                                                                     ----------
                                                                         58,300
                                                                     ----------
  Utilities - 6.76%
  Houston Industries 7.00%                                 1,200        137,400
  Texas Utilities  9.25%                                   1,300         71,744
                                                                     ----------
                                                                        209,144
                                                                     ----------
  Miscellaneous - 1.89%
  Ingersoll-Rand 6.75%                                     2,000         58,500
                                                                     ----------
                                                                         58,500
                                                                     ----------
  Total Convertible Preferred Stocks (cost $625,763)                    734,257
                                                                     ----------

                                                         Principal
                                                          Amount
  CORPORATE BONDS - 11.69%                               ---------

  Building and Materials - 0.71%
  Clark Materials Handling  10.75% 11/15/06              $25,000         21,875
                                                                     ----------
                                                                         21,875
                                                                     ----------

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)
Corporate Bonds (Continued)
                                                        Principal       Market
                                                         Amount         Value
                                                        ---------       ------
Chemicals - 0.77%
Precise Technology unsec sr sub nts
 11.125%  06/15/07                                       $25,000       $ 23,781
                                                                       --------
                                                                         23,781
                                                                       --------
Consumer Products - 1.57%
Consumers International sr nts 10.25% 04/01/05            25,000         25,750
Riddell Sports 10.50% 07/15/07                            25,000         22,750
                                                                       --------
                                                                         48,500
                                                                       --------
Electronics and Electrical Equipment - 0.78%
HCC Industries sr sub nts 10.75% 05/15/07                 25,000         24,156
                                                                       --------
                                                                         24,156
                                                                       --------
Environmental Services - 1.42%
Hydrochem Industrial Services 10.375% 08/01/07            50,000         43,938
                                                                       --------
                                                                         43,938
                                                                       --------
Industrial Machinery - 0.61%
Burke Industries unsec sr nts  10.00%  08/15/07           25,000         18,969
                                                                       --------
                                                                         18,969
                                                                       --------
Leisure, Lodging and Entertainment - 2.55%
AFC Enterprises 10.25% 05/15/07                           10,000         10,300
Town Sports International 9.75% 10/15/04                  25,000         24,438
Trump-Atlantic City 11.25% 05/01/06                       50,000         44,188
                                                                       --------
                                                                         78,926
                                                                       --------
Packaging and Containers - 0.81%
Huntsman Packaging 9.125% 10/01/07                        25,000         25,031
                                                                       --------
                                                                         25,031
                                                                       --------
Retail - 2.48%
Fleming sr sub nts 10.625% 12/15/01                       50,000         50,500
Leslie's Poolmart  10.375% 07/15/04                       25,000         26,188
                                                                       --------
                                                                         76,688
                                                                       --------
Total Corporate Bonds  (cost $384,000)                                  361,864
                                                                       --------

CONVERTIBLE BONDS - 15.32%
Automobiles and Automotive Parts - 1.99%
Magna International 4.875% 02/15/05                       60,000         61,650
                                                                       --------
                                                                         61,650
                                                                       --------
Banking, Finance and Insurance - 2.16%
Bell Atlantic Financial Services 5.75% 04/01/03           65,000         66,788
                                                                       --------
                                                                         66,788
                                                                       --------

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)
Convertible Bonds (Continued)
                                                         Principal     Market
                                                           Amount      Value
                                                         ---------     ------

Cable, Media and Publishing - 3.76%
Mindspring Enterprises  5.00%  04/15/06                  $80,000    $    69,100
World Color Press 6.00% 10/01/07                          50,000         47,188
                                                                    -----------
                                                                        116,288
                                                                    -----------
Industrial Machinery - 5.07%
Mail-Well  5.00%  11/01/02                               100,000        102,375
Thermo Fibertek  4.50%  07/15/04                          65,000         54,600
                                                                    -----------
                                                                        156,975
                                                                    -----------
Metals & Mining - 2.34%
MascoTech  4.50%  12/15/03                                90,000         72,338
                                                                    -----------
                                                                         72,338
                                                                    -----------
Total Convertible Bonds (cost $485,650)                                 474,039
                                                                    -----------

Repurchase Agreements - 7.50%
With Chase Manhattan 4.78% 06/01/99
(dated 05/28/99, collateralized by $19,000
U.S. Treasury Notes 6.25% due 02/28/02,
market value $19,323 and $31,000 U.S. Treasury
Notes 7.50% due 05/15/02, market value $32,067
and $28,000 U.S. Treasury Notes 5.50% due
2/28/2003, market value $28,815)                          78,000         78,000
With PaineWebber 4.78% 06/01/99
(dated 05/28/99, collateralized by $31,000
U.S. Treasury Notes 6.375% due 05/15/00,
market value $30,842 and $30,000 U.S.
Treasury Notes 6.25% due 01/31/02, market
value $31,569 and $15,000 U.S. Treasury
Notes 5.375% due 06/30/03, market value $15,894)          77,000         77,000
With Prudential Securities 4.75% 06/01/99
(dated 05/28/99, collateralized by $63,000
U.S. Treasury Notes 15.75% due 11/15/01,
market value $78,325).                                    77,000         77,000
                                                                    -----------
Total Repurchase Agreements (cost $232,000)                             232,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 97.68%
  (cost $2,735,737)                                                 $ 3,022,415
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES  - 2.32%
NET ASSETS APPLICABLE TO  313,028 SHARES                                 71,886
                                                                    -----------
  ($0.01 PAR VALUE)  OUTSTANDING -  100.00%                         $ 3,094,301
                                                                    ===========
NET ASSET VALUE - RETIREMENT INCOME FUND
  A CLASS ($24,655 / 2,491 shares)                                       $ 9.90
                                                                    ===========
NET ASSET VALUE - RETIREMENT INCOME FUND
  INSTITUTIONAL CLASS ($3,069,647 / 310,537 shares)                      $ 9.88
                                                                    ===========

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)

COMPONENTS OF NET ASSETS AT  MAY 31, 1999:
Common stock, $0.01 par value,  200,000,000 shares
   authorized to the Fund with  100,000,000 shares
   allocated to Retirement Income Fund A Class,
   25,000,000 shares allocated to Retirement Income
   Fund B Class, 25,000,000 shares allocated to Retirement
   Income Fund C Class and 50,000,000 shares allocated
   to Retirement Income Fund Institutional Class                    $ 2,746,727
Undistributed net investment income                                      56,164
Accumulated net realized gain on investments                              4,732
Net unrealized appreciation of investments                              286,678
                                                                    -----------
Total net assets                                                    $ 3,094,301
                                                                    ===========
------------------------------------------------------------
* Non-income producing security.
nts - notes      sub - subordinate   sr - senior
unsec - unsecured

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
RETIREMENT INCOME FUND A CLASS:
Net asset value A Class (A)                                         $      9.90
Sales charge (5.75% of offering price or 6.06% of the amount
invested per share)(B)                                                     0.60
                                                                    -----------
Offering price                                                      $     10.50
                                                                    ===========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $100,000 or more.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF OPERATIONS
For The Six Months Ended May 31, 1999
(Unaudited)

INVESTMENT INCOME:
Interest                                                                $43,185
Dividends                                                                36,080            $ 79,265
                                                                        -------            --------

EXPENSES:
Management fees                                                           9,705
Reports and statements to shareholders                                      785
Custodian fees                                                              305
Dividend disbursing and transfer agent fees and expenses                    662
Registration fees                                                           142
Directors' fees                                                           1,049
Professional fees                                                            56
Accounting and administration                                               582
Taxes (other than taxes on income)                                           14
Other                                                                       660              13,960
                                                                        -------            --------
Less expenses absorbed or waived                                                             (2,751)
Less expenses paid indirectly                                                                  (168)
                                                                                           --------
Total expenses                                                                               11,041
                                                                                           --------
NET INVESTMENT INCOME                                                                        68,224
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments                                                              4,742
Net change in unrealized appreciation/depreciation of investments                           158,455
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                           163,197
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                         $231,421
                                                                                           ========

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months
                                                                                  Ended
                                                                                 5/31/99                  Year ended
                                                                               (Unaudited)                 11/30/98
                                                                               -----------                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income                                                         $   68,224                  $  175,964
Net realized gain on investments                                                   4,742                     108,694
Net change in unrealized appreciation/depreciation of investments                158,455                    (219,218)
                                                                              ----------                  ----------
Net increase in net assets resulting from operations                             231,421                      65,440
                                                                              ----------                  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class                                                                        (1,392)                       (263)
   Institutional Class                                                          (173,404)                   (134,766)
Net realized gain on investments:
   A Class                                                                          (864)                       (553)
   Institutional Class                                                          (107,679)                   (283,718)
                                                                              ----------                  ----------
                                                                                (283,339)                   (419,300)
                                                                              ----------                  ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                                             -                      21,843
   Institutional Class                                                                 -                      13,498

Net asset value of shares issued upon reinvestment
   of distributions from net investment income and net
   realized gain on investments:
   A Class                                                                         2,256                         816
   Institutional Class                                                           281,083                     418,484
                                                                              ----------                  ----------
                                                                                 283,339                     454,641
                                                                              ----------                  ----------
Cost of shares repurchased:
   A Class                                                                             -                      (7,629)
   Institutional Class                                                               (15)                     (2,000)
                                                                              ----------                  ----------
                                                                                     (15)                     (9,629)
                                                                              ----------                  ----------
Increase in net assets derived from capital
   share transactions                                                            283,324                     445,012
                                                                              ----------                  ----------
NET INCREASE IN NET ASSETS                                                       231,406                      91,152

NET ASSETS:
Beginning of period                                                            2,862,895                   2,771,743
                                                                              ----------                  ----------
End of period                                                                 $3,094,301                  $2,862,895
                                                                              ==========                  ==========


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                    Retirement Income Fund A Class
                                                                           ------------------------------------------------
                                                                           Six Months
                                                                              Ended                             12/02/96(2)
                                                                           5/31/1999(1)       Year ended            to
                                                                           (Unaudited)         11/30/98           11/30/97
                                                                           ------------       ----------        -----------
Net asset value, beginning of period                                        $ 10.16          $ 11.700           $ 8.500

Income from investment operations:
   Net investment income (3)                                                  0.292             0.632             0.558
   Net realized and unrealized gain (loss) on investments                     0.453            (0.402)            2.685
                                                                            -------          --------           -------
   Total from investment operations                                           0.745             0.230             3.243
                                                                            -------          --------           -------
Less dividends and distributions:
   Dividends from net investment income                                      (0.620)           (0.570)           (0.043)
   Distributions from net realized gain on investments                       (0.385)           (1.200)             none
                                                                            -------          --------           -------
   Total dividends                                                           (1.005)           (1.770)           (0.043)
                                                                            -------          --------           -------
Net asset value, end of period                                              $ 9.900          $ 10.160           $11.700
                                                                            =======          ========           =======
Total return (4)                                                               8.29%             2.22%            38.31%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                 $    25          $     23           $     9
    Ratio of expenses to average net assets                                    0.75%             0.75%             0.75%
    Ratio of expenses to average net assets prior to expense
      limitation and expenses paid indirectly                                  0.94%             1.62%             2.18%
    Ratio of net investment income to average net assets                       4.57%             6.01%             5.48%
    Ratio of net investment income to average net assets prior
      to expense limitation and expenses paid indirectly                       4.38%             5.14%             4.05%
    Portfolio turnover                                                           39%               91%              196%

[RESTUB]

                                                                               Retirement Income Fund Institutional Class
                                                                     -----------------------------------------------------------
                                                                     Six Months
                                                                        Ended                                        12/02/96(2)
                                                                     5/31/1999(1)             Year ended                  to
                                                                      (Unaudited)              11/30/98                11/30/97
                                                                     ------------             ----------             -----------
Net asset value, beginning of period                                   $ 10.15                  $ 11.690              $ 8.500

Income from investment operations:
   Net investment income (3)                                             0.292                     0.632                0.558
   Net realized and unrealized gain (loss) on investments                0.443                    (0.402)               2.675
                                                                       -------                  --------              -------
   Total from investment operations                                      0.735                     0.230                3.233
                                                                       -------                  --------              -------
Less dividends and distributions:
   Dividends from net investment income                                 (0.620)                   (0.570)              (0.043)
   Distributions from net realized gain on investments                  (0.385)                   (1.200)                none
                                                                       -------                  --------              -------
   Total dividends                                                      (1.005)                   (1.770)              (0.043)
                                                                       -------                  --------              -------
Net asset value, end of period                                         $ 9.880                  $ 10.150              $11.690
                                                                       =======                  ========              =======
Total return (4)                                                          8.18%                     2.22%               38.19%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                            $ 3,070                  $  2,840              $ 2,763
    Ratio of expenses to average net assets                               0.75%                     0.75%                0.75%
    Ratio of expenses to average net assets prior to expense
      limitation and expenses paid indirectly                             0.94%                     1.32%                1.88%
    Ratio of net investment income to average net assets                  4.57%                     6.01%                5.48%
    Ratio of net investment income to average net assets prior
      to expense limitation and expenses paid indirectly                  4.38%                     5.44%                4.35%
    Portfolio turnover                                                      39%                       91%                 196%

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shaes outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. - RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
(Unaudited)

Delaware Group Equity Funds V, Inc. is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. Delaware Group Equity Funds V, Inc. currently offers two Funds: Small Cap Value Fund and Retirement Income Fund. These financial statements and related notes pertain to Retirement Income Fund (the "Fund"). The Fund is organized as a Maryland Corporation and offers four classes of shares. The Retirement Income Fund A Class carries a front-end sales charge of 5.75%. The Retirement Income Fund B Class carries a back-end deferred sales charge. The Retirement Income Fund C Class carries a level load deferred sales charge and Retirement Income Fund Institutional Class has no sales charge. As of May 31, 1999, only the Retirement Income Fund A Class and the Retirement Income Fund Institutional Class have commenced operations.

The objective of the Fund is to seek to provide investors with high current income and an investment that has the potential for capital appreciation.

1.  Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements - The fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

DELAWARE GROUP EQUITY FUNDS V, INC. - RETIREMENT INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price execution. The amount of these expenses was approximately $69 for the period ended May 31, 1999. In addition, the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. These credits were $99 for the period ended May 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2.  Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets in excess of $2,500 million. At May 31, 1999 the Fund had a liability for expenses payable to DMC of $1,593.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through November 30, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $648.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive its rights to receive 12b-1 Plan fees (including service fees) from the commencement of operations of A Class shares of the Fund through November 30, 1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.  Investments
During the year ended May 31, 1999, the Fund made purchases of $558,792 and sales of $914,981 of investment securities other than U.S. government securities and temporary cash investments.

At May 31, 1999, the cost of investments for federal income tax purposes approximates cost for book purposes. At May 31, 1999, the aggregate cost of securities was $2,735,737.

At May 31, 1999, net unrealized appreciation $286,678 of which $364,982 related to unrealized appreciation of securities and $78,304 related to unrealized depreciation of securities.

DELAWARE GROUP EQUITY FUNDS V, INC. - RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Capital Stock
Transactions in capital stock shares were as follows:

                                                     Six Months      Year Ended
                                                     Ended
                                                     05/31/99         11/30/98
                                                     ----------      ----------
Shares sold:
A Class                                                    -           2,120
Institutional Class                                        -           1,251

Shares issued upon reinvestment of distributions
from net investment income and net realized gain
on investments:
A Class                                                  246              83
Institutional Class                                   30,854          42,186
                                                      ------          ------
                                                      31,100          45,640
                                                      ------          ------
Shares repurchased:
Retirement Income Fund A Class                             -            (700)
Retirement Income Fund Institutional Class                  (1)         (185)
                                                      ------          ------
                                                            (1)         (885)
                                                      ------          ------
Net increase                                          31,099          44,755
                                                      ======          ======

5.  Line of Credit
The Fund has a committed line of credit for $100,000. No amount was outstanding at May 31, 1999, or at anytime during the fiscal period.

6.   Market and Credit Risk
The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

  DELAWARE GROUP V FUNDS, INC.
  MID-CAP VALUE FUND
  STATEMENT OF NET ASSET
  MAY 31, 1999
  (Unaudited)
                                                       Number of        Market
                                                        Shares          Value
                                                       ---------       --------
  Common Stock - 94.60%
  Aerospace - 1.88%
* Litton Industries                                       600          $ 38,963
                                                                       --------
                                                                         38,963
                                                                       --------
  Automobiles & Automotive Parts - 3.92%
* Avis Rent-A-Car                                       1,100            31,556
  Borg-Wagner Automotive                                  900            49,894
                                                                       --------
                                                                         81,450
                                                                       --------

  Banking, Finance & Insurance - 18.52%
  Compass Bancshares                                    1,350            39,952
  Dime Bancorp                                          1,300            26,488
  Edwards (A.G.)                                        1,100            36,988
  Everest Re Holdings                                   1,100            36,163
  Horace Mann Educators                                 1,600            41,400
  North Fork Bancorporation                             1,500            31,969
  Peoples Heritage Financial Group                      1,800            33,694
  Protective Life                                         800            28,950
  SouthTrust                                              800            31,175
  Summit Bancorp                                        1,000            40,938
  Unionbancal Corporation                               1,000            36,969
                                                                       --------
                                                                        384,686
                                                                       --------

  Buildings & Materials - 5.45%
  D.R. Horton                                           2,400            40,800
  Masco                                                 1,200            34,275
  Southdown                                               600            38,025
                                                                       --------
                                                                        113,100
                                                                       --------

  Cable, Media & Publishing - 5.16%
  Knight-Ridder                                           700            36,881
  Reynolds & Reynolds Class A                           1,700            37,188
* World Color Press                                     1,300            33,150
                                                                       --------
                                                                        107,219
                                                                       --------

  MID-CAP VALUE FUND
  STATEMENT OF NET ASSET(Continued)

  Chemicals - 1.56%
  Crompton & Knowles                                    1,800          $ 32,513
                                                                       --------
                                                                         32,513
                                                                       --------
  Computers & Technology - 3.54%
  Computer Sciences                                       200            12,938
* Sterling Software                                     1,400            34,038
* Synopsys                                                600            26,587
                                                                       --------
                                                                         73,563
                                                                       --------
  Consumer Products - 1.78%
  US Industries                                         2,100            37,012
                                                                       --------
                                                                         37,012
                                                                       --------
  Electronics & Electrical Equipment - 6.16%
  Honeywell                                               400            37,850
  Symbol Technologies                                     500            25,000
  Teleflex                                                900            39,319
  Thomas & Betts                                          600            25,687
                                                                       --------
                                                                        127,856
                                                                       --------
  Energy - 7.92%
* Cooper Cameron                                          700            25,331
  Nicor                                                   800            30,100
  Noble Affliates                                       1,300            34,450
  Valero Energy                                         1,500            30,093
  Weatherford Interntional                              1,350            44,550
                                                                       --------
                                                                        164,524
                                                                       --------
  Food, Beverage & Tobacco - 3.25%
  Corn Products                                         1,200            35,400
  Universal Foods                                       1,400            32,112
                                                                       --------
                                                                         67,512
                                                                       --------
  Healthcare & Pharmaceuticals - 1.84%
* Trigon Healthcare                                     1,000            38,125
                                                                       --------
                                                                         38,125
                                                                       --------
  Industrial Machinery - 4.58%
  Ingersoll-Rand                                          800            50,950
  Pentair                                               1,000            44,125
                                                                       --------
                                                                         95,075
                                                                       --------
                                     Page 4

  MID-CAP VALUE FUND
  STATEMENT OF NET ASSET(Continued)

  Leisure, Lodging, & Entertainment - 3.95%
  Viad                                                  1,200        $   35,700
  Wendy's International                                 1,700            46,325
                                                                     ----------
                                                                         82,025
                                                                     ----------

  Metals & Mining - 1.30%
  USX-U.S. Steel Group                                  1,000            26,937
                                                                     ----------
                                                                         26,937
                                                                     ----------

  Paper & Forest Products - 1.38%
  Westvaco                                              1,000            28,562
                                                                     ----------
                                                                         28,562
                                                                     ----------

  Real Estate - 2.04%
  Equity Office Properties Trust                        1,500            42,375
                                                                     ----------
                                                                         42,375
                                                                     ----------

  Retail - 7.88%
* BJ's Wholesale Club                                   1,600            41,600
  Pier 1 Imports                                        3,900            43,144
  Ross Stores                                           1,000            45,844
  Tiffany                                                 400            33,150
                                                                     ----------
                                                                        163,738
                                                                     ----------

  Textiles, Apparel, & Furniture - 4.33%
* Furniture Brands International                        2,000            48,500
  HON Industries                                        1,700            41,437
                                                                     ----------
                                                                         89,937
                                                                     ----------

  Transportation & Shipping - 3.28%
  CNF Transportation                                      500            20,750
  CSX                                                     600            28,162
  Southwest Airlines                                      600            19,237
                                                                     ----------
                                                                         68,149
                                                                     ----------

  Utilities - 4.88%
  DQE                                                     800            34,200
  Rochester Gas & Electric                              1,100            30,731
  Sierra Pacific Resources                              1,000            36,375
                                                                     ----------
                                                                        101,306
                                                                     ----------
  Total Common Stock
  (cost $1,846,414)                                                   1,964,627
                                                                     ----------

MID-CAP VALUE FUND
STATEMENT OF NET ASSET(Continued)

                                                             Principal
                                                               Amount
                                                            ----------
Repurchase Agreements - 4.05%
With Chase  Manhattan 4.78% 6/01/99 (dated 5/28/99,
     collateralized by $11,000 U.S. Treasury Notes 7.50%
     due 5/15/02, market value $11,610 and
     $10,000 U.S. Treasury Notes 5.50% due 2/28/03,
     market value $10,433 and $7,000 U.S. Treasury Notes
     6.25% due 2/28/02, market value $6,996)                 $28,443     $28,000
With PaineWeber 4.78% 6/01/99 (dated 5/28/99,
     collateralized by $6,000 U.S. Treasury Notes 5.375%
     due 6/30/03, market value $5,755 and
     $11,000 U.S. Treasury Notes 6.25% due 1/31/02,
     market value $11,430 and $11,000 U.S. Treasury Notes
     6.375% due 5/15/00, market value $11,167)                27,778      28,000
With Prudential 4.75% 6/01/99 (dated 5/28/99,
     collateralized by $28,000 U.S. Treasury Notes 15.75%
     due 11/15/01, market value $28,360)                      27,779      28,000
                                                                      ----------
Total Repurchase Agreements (cost $84,000)                                84,000
                                                                      ----------

Total Market Value of Securities -  98.65%
(cost $1,930,414)                                                     $2,048,627

Liabilities Net of Receivable and Other Assets:  1.35%                    27,975
                                                                      ----------
Net Assets Applicable to  235,352 Shares  ($0.01  Par Value)
Outstanding; Equivalent to $8.82 Per  Share:  100.00%                 $2,076,602
                                                                      ==========
Net Asset Value - Mid-Cap Value Fund Institutional Class
($2,076,099 / 235,295 shares)                                              $8.82
                                                                      ==========
Net Asset Value - Mid Cap-Value Fund A Class
($503 / 57 shares)                                                         $8.82
                                                                      ==========

MID-CAP VALUE FUND
STATEMENT OF NET ASSET(Continued)

Components of Net Assets at May 31, 1999:
Common stock, $0.01 par value, 2,000,000,000 shares
authorized to the Fund with 50,000,000
allocated to the Mid-Cap Value Fund Portfolio                       $ 2,000,517
Undistributed net investment income                                       6,462
Accumulated net realized loss on investments                            (48,590)
Net unrealized appreciation of investments                              118,213
                                                                    -----------
Total Net Assets                                                    $ 2,076,602
                                                                    ===========
--------------------------------------------------------------------------------
*Non-Income producing security.
Top ten holdings representing 22% of net assets are in bold face.

Net Asset Value and Offering Price Per Share - Mid-Cap Value Fund A Class
Net asset value per share (A)                                       $      8.82
Sales charge (5.75% of offering price or 6.12% of the amount
invested per share) (B)                                                    0.54
                                                                    -----------
Offering price                                                      $      9.36
                                                                    ===========
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $50,000 or more.

                             See Accompanying Notes

DELAWARE GROUP V FUNDS, INC.
MID-CAP VALUE FUND
STATEMENT OF ASSETS & LIABILITIES
May 31, 1999
(Unaudited)


Assets:
Investments at market                                        $ 1,964,627
Short-term at market                                              84,000
Cash                                                               1,439
Dividends & interest receivable                                    2,467
Receivable for securities sold                                    30,285
Other assets                                                       4,857
                                                             -----------
Total Assets                                                   2,087,674
                                                             -----------

Liabilites:
Other accounts payable & accrued expense                          11,072
                                                             -----------
Total Liabilities                                                 11,072
                                                             -----------

Total Net Assets                                             $ 2,076,602
                                                             ===========

Investments at Cost                                            1,846,414


                           See accompanying notes

DELAWARE GROUP V FUNDS, INC.
MID-CAP VALUE FUND
STATEMENT OF OPERATIONS
(Unaudited)

                                                                    12/29/98* to
                                                                      5/31/99
                                                                    ------------
INVESTMENT INCOME:
Interest                                                             $     598
Dividends                                                               12,080
                                                                     ---------
                                                                        12,678
                                                                     ---------
EXPENSES:
Management fees                                                          6,110
Professional fees                                                        1,481
Taxes (other than taxes on income)                                         850
Custodian fees                                                             791
Accounting and administration                                              778
Directors' fees                                                            500
Dividend disbursing and transfer agent fees and expenses                   390
Registration fees                                                          347
Reports and statements to shareholders                                     316
Other                                                                      189
                                                                     ---------
                                                                        11,752
Less expenses waived or absorbed                                        (4,856)
Less expenses paid indirectly                                             (680)
                                                                     ---------
Total expenses                                                           6,216
                                                                     ---------

Net investment income (gain)                                             6,462
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN(LOSS)
ON INVESTMENTS:
Net realized loss on investments                                       (48,590)
Net change in unrealized appreciation of investments                   118,213
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:                                                         69,623
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $  76,085
                                                                     =========

---------------------------------
*Commencement of operations.

                             See accompanying notes

DELAWARE GROUP V FUNDS, INC.
MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                                         Mid-Cap Value
                                                                             Mid-Cap Value                Value Fund
                                                                             Fund A Class              Institutional Class
                                                                             -------------             -------------------
                                                                             12/29/98 (1)                 12/29/98 (1)
                                                                                  to                           to
                                                                               5/31/99                      5/31/99
                                                                             -------------             -------------------
Net asset value, beginning of period                                           $    8.500                   $    8.500

Income (loss) from investment operations:
Net investment income                                                               0.029                        0.027
Net realized and unrealized gain on investments                                     0.291                        0.293
                                                                               ----------                   ----------
Total from investment operations                                                    0.320                        0.320
                                                                               ----------                   ----------

Net asset value, end of period                                                 $    8.820                   $    8.820
                                                                               ==========                   ==========

Total return(2)                                                                     3.77%                        3.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                $1                       $2,076
Ratio of expenses to average net assets                                             0.75%                        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                           1.42%                        1.42%
Ratio of net investment income to average net assets                                0.78%                        0.78%
Ratio of net investment income to average net assets prior
  to expense limitation                                                             0.11%                        0.11%
Portfolio turnover                                                                    31%                          31%

-----------------------------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of the sales charge.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC.
MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
(UNAUDITED)


Delaware Group Equity Funds V, Inc. (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland Corporation and offers four series: the Small Cap Value Fund, the Retirement Income Fund, the Mid-Cap Value Fund, and the Small Cap Contrarian Fund. These financial statements and related notes pertain to the Mid-Cap Value Equity (the "Fund"). The Fund offers two classes of shares. The Mid-Cap Value Equity A Class carries a front-end sales charge of 5.75%. As of May 31, 1999 only the A Class and Institutional Class have commenced operations.

The objective of the Fund is to provide long-term capital appreciation.

1.  Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $19 for the period ended May 31, 1999. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $661 for the period ended May 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the statement of operations with the corresponding expense offset shown as "Expenses paid indirectly".

2.  Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on average daily net assets in excess of $2,500 million, less fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution expenses, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through May 31, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $172.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive such fees through June 30, 1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.  Investments

During the period ended May 31, 1999, the Fund made purchases of $2,411,328 and sales of $564,913 of investment securities other than U.S. government securities and temporary cash investments.

At May 31, 1999 the aggregate cost of securities for federal income tax purposes was $1,930,414.

At May 31, 1999, the net unrealized appreciation for federal income tax purposes aggregated was $118,212 of which $175,671 related to unrealized appreciation of securities and $(57,459) related to unrealized depreciation of securities.

4.  Capital Stock

Transactions in capital stock shares were as follows:
                                                                 12/29/98*
                                                                    to
                                                                  5/31/99
                                                                 ---------
Shares sold:
A Class                                                                57
Institutional Class                                               235,295
                                                                  -------
Net increase                                                      235,352
                                                                  =======

* Date of commencement of operations.

5.  Credit and Market Risk
The Fund may invest up to 5% of its total net assets in foreign securities. These foreign markets may be more volatile than U.S. markets. The Fund may invest up to 15% of its total net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.